CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jun. 30, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Jun. 30, 2019 ₪ / shares shares
Statement of financial position [abstract]
Ordinary shares, par value | (per share)	$ 0.01	$ 0.01	₪ 0.01
Ordinary shares, Authorized	50,000,000	50,000,000	37,244,508
Ordinary shares, Issued	27,211,128	27,202,795	27,178,839
Ordinary shares, Outstanding	27,211,128	27,202,795	27,178,839